SHARE-BASED COMPENSATION - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of restricted share units outstanding
Outstanding at beginning of period (in shares) | shares	492,782
Granted (in shares) | shares	3,838,643
Vested (in shares) | shares	(373,681)
Forfeited (in shares) | shares	(114,504)
Expired (in shares) | shares	0
Outstanding at end of period (in shares) | shares	3,843,240
Weighted-average ordinary fair value per share at grant date
Outstanding at beginning of period (in USD per share) | $ / shares	$ 4.35
Granted (in USD per share) | $ / shares	2.29
Vested (in USD per share) | $ / shares	3.96
Forfeited (in USD per share) | $ / shares	3.93
Expired (in USD per share) | $ / shares	0
Outstanding at end of period (in USD per share) | $ / shares	$ 2.29